Exhibit 99.2
TURQUOISE CARD BACKED SECURITIES plc — SERVICER REPORT
RECEIVABLES TRUST
SERIES 2007 — 1
HSBC Bank plc AS SERVICER
Capitalised terms used in this Report have their respective meanings set forth in the Master Definitions Schedule set out as schedule 6 to a receivables trust deed and servicing agreement dated on or about 23 May 2006 (the “RTDSA”) and any supplement thereto for a Series provided, however, that the “preceding Monthly Period” shall mean the Monthly Period immediately preceding the calendar month in which this certificate is delivered. This Report is delivered pursuant to Clause 9.5(b) of the Receivables Trust Deed and Servicing Agreement.
HSBC is Servicer under the Receivables Trust Deed and Servicing Agreement
The date of this Report is a date on or before a Transfer Date under the Receivables Trust Deed and Servicing Agreement.

Monthly Period:	Starting	31/08/2007	Ending 30/09/2007

Interest Period Date:	Starting	17/09/2007	Ending 15/10/2007

Interest Determination Date:		13/09/2007

*	The Transfer Date, Distribution Date and Payment Date are the same as the Interest Period Ending Date.
Index

Section	Contents

1	Receivables Pool Summary Information
2	Series General Information
3	Undivided Interest
4	Segregated Trust
5	Series Account Information
6	Pay Out Events/Triggers

Note: All amounts are in (pound) sterling unless otherwise stated.

Turquoise Card Backed Securities plc — Servicer Report
Section 1
Receivables Pool Summary Information
SERIES 2007 — 1, For IPD Ending: 15 October 2007
A Receivable Pool:

			Percentage
			Change
At Beginning Of Monthly Period		2,607,730,205

Principal Collections	(627,017,403)		24.0%
New Advances	632,673,726		24.3%
Charge Offs	(10,431,410)		0.4%

Total Movement		(4,775,088)	-0.2%

At End Of Monthly Period		2,602,955,118

B Delinquency Analysis:

			Percentage
	Aggregate		of Total
	Account	No.	Receivables
	Principal Balance	of	in Trust
	£‘000’s	Accounts	(by balance)
Delinquent:

(a) 30-59 days	20,874,977	8,062	0.80%
(b) 60-89 days	14,581,575	5,222	0.56%
(c) 90-119 days	12,145,211	4,205	0.47%
(d) 120-149 days	10,050,462	3,407	0.39%
(e) 150- or more days	13,088,612	4,260	0.50%

Subtotal	70,740,837	25,156	2.72%

Non-Delinquent:	2,532,214,281	2,601,197	97.28%

Total Pool	2,602,955,118	2,626,353	100.00%

Delinquency Analysis excludes ‘no in-force plan’ accounts. Accounts with no in-force plans are dormant accounts i.e. no active retail, balance transfer or cash plan, at the time of reporting.
C Pool Collections in the Period:

				Yield (Actual)	Yield (Simple)
Finance Charge		31,053,090		14.5%	14.3%
Interchange		3,892,154		1.8%	1.8%
Other Fees		—

Total			34,945,244	16.3%	16.1%

Charge Offs	-	10,431,410		-4.9%	-4.8%
Recoveries		2,084,337		1.0%	1.0%

Total		—	-8,347,073	-3.9%	-3.8%

Investor Indemnity Amount			—	0.0%	0.0%

Bank Account Interest

Trustee Collections Account		278,090		0.1%	0.1%
Trustee Investment Account		—		0.0%	0.0%
Other		—		0.0%	0.0%

			278,090	0.1%	0.1%

Total			26,876,260	12.5%	12.4%

Turquoise Card Backed Securities plc — Servicer Report
Section 2
Series General Information
SERIES 2007 — 1, For IPD Ending: 15 October 2007
A Series Details

Series Name	SERIES 2007 — 1

Series Period Status/Type	Revolving

Series Schedule Maturity Date	15/06/2010

Scheduled Accumulation Date	01/06/2009

Accumulation Periods	12

Libor Rates:	GBP	6.56%
	USD	5.75%

	Original Nominal	Current Nominal
Class Details	GBP equiv.	GBP equiv.	Margin bps
Class A	220,828,105	220,828,105	4
Class B	13,801,757	13,801,757	5.53% fixed
Class C	16,311,167	16,311,167	37

Total	250,941,029	250,941,029

B Investor Percentages This Period:

	Floating		Fixed
	Preaddition date	Post-addition date	Pre-addition date	Post-addition date
Class A		88.0%		88.0%
Class B		5.5%		5.5%
Class C		6.5%		6.5%

Series		9.6%		9.6%

Other Series Totals		35.8%		35.8%
Total Investor		45.4%		45.4%
Total Transferor		54.6%		54.6%

Total		100%		100%

Available Spread Account Amount	0

Required Spread Amount	0

Available Reserve Account Amount	0
Spread Account Trigger:

Required Spread
If Excess Spread Rate:	Account %
above 4.5%	0.0%
above 4.0% but equal to or below 4.5%	1.5%
above 3.0% but equal to or below 4.0%	3.5%
above 2.0% but equal to or below 3.0%	4.0%
equal to or below 2.0%	4.5%
C Accumulation Period Information

Controlled Accumulation Period (CAP)/Controlled Deposit Amount	Months	Amount
	12
Original CAP/Controlled Deposit Amount		0
Adjustment to CAP/Controlled Deposit Amount		0
Revised CAP/Controlled Deposit Amount		0

Turquoise Card Backed Securities plc — Servicer Report
Section 3
Undivided Interest
SERIES 2007 — 1, For IPD Ending: 15 October 2007
A Principal

		Pool	Series
Principal Collections		(627,017,403)

RRPC:	Collected		7,240,522
	Unutilised		7,240,522
	Utilised		0

Principal Collected			60,337,681

Shared Principal Collected			0

Available For Reinvestment			60,337,681

Total Reinvested			60,337,681

B Finance Charge Collections

	Pool	Allocated Series
Finance Charge Collected	31,053,090	2,988,229

Interchange	3,892,154	374,541

Other Fee	0	0

Recoveries	2,084,337	200,575

Bank Account Interest:

Trustee Collections Account	278,090	39,916
Trustee Investment Account	0	0
Other	0	0

Total Available Funds		3,603,261

Investor Indemnity Amount		0

Turquoise Card Backed Securities plc — Servicer Report
Section 4
Segregated Trust
SERIES 2007 — 1, For IPD Ending: 15 October 2007
A            Finance Charge Collections

	Amount	Rate* (Actual)	Rate (Simple)
Finance Charge	2,988,229	14.5%	14.3%
Interchange	374,541	1.8%	1.8%
Other Fee	0	0.0%	0.0%
Recoveries	200,575	1.0%	1.0%
Bank Account Interest:
Trustee Collections Account	39,916	0.2%	0.2%
Trustee Investment Account	0	0.0%	0.0%
Other	0	0.0%	0.0%
Income on Principal Funding Account

Excess Interest From Other Series	0	0.0%	0.0%
Utilised Required Retained Principal Collected Class A	0	0.0%	0.0%
Utilised Required Retained Principal Collected Class B	0	0.0%	0.0%
Transfer From Spread Account	0	0.0%	0.0%
Transfer From Reserve Account	0	0.0%	0.0%

Total Available Funds	3,603,261	17.5%	17.2%

Total (Excluding Recoveries)	3,402,686	16.5%	16.3%

*	Simple yield is annualised over 12 months, Actual yield is annualised on an actual days basis.
B            Distribution Information
Total Amount of Distribution to be transferred to Finance Funding Account (in revolving and controlled accumulation Period) or to Loan Note Issuer Distribution Account (in Regulated or Rapid Amortisation Period).

		Amounts
		Brought
		Forward	Paid	Unpaid
(a)	Trustee Payment Amount	0	—	0
(b)(i)	Loan Note Issuer Cost Amount	0	—	0
(b)(ii)	Issuer Costs Amount	0	—	0
(c)(i)	Class A Monthly Finance Amount	0	1,121,766	0
(c)(ii)	Class A Additional Finance Amount	0	—	0
(d)	Expenses Loan Interest and Scheduled Amount	0	1,501	0
(e)(i)	Class B Monthly Finance Amount	0	71,461	0
(e)(ii)	Class B Additional Finance Amount	0	—	0
(f)	Investor Servicing Fee Amount	0	167,294	0
(g)	Class A Investor Default Amount	0	883,352	0
(h)	Class A Investor Charge-off	0	—	0
(i)	Class B Investor Default Amount	0	55,209	0
(j)	Class B Investor Charge Off	0	—	0
(k)(i)	Class C Monthly Finance Amount	0	87,645	0
(k)(ii)	Class C Additional Finance Amount	0	—	0
(l)	Class C Investor Default Amount	0	65,248	0
(m)	Class C Investor Investor Charge Off	0	—	0
(n)	Required Reserve Account Amount	0	—	0
(o)	Spread Account Deposit	0	—	0
(p)	Investor Indemnity Payment Amount	0	—	0
(q)(i)	Loan Note Issuer Return	0	384	0
(q)(i)	Issuer Profit Amount	0	1,919	0
(r)	Expenses Loan Prepayment Amount	0	1,308	0
(s)	Excess Finance Charges	0	1,146,174	0

The total amount of distribution in respect of Trustee Payment Amount for the related Monthly Period including any amount remaining unpaid in respect of prior Monthly periods.
C            Rate Summary

	Amount	Rate* (Actual)	Rate (Simple)
Total Available Funds (before Recoveries)	3,402,686	16.5%	16.3%
Recoveries	200,575	1.0%	1.0%

Total Available Funds	3,603,261	17.5%	17.2%

Charge Offs	1,003,809	4.9%	4.8%

Net Charge Offs	803,234	3.9%	3.8%

Portfolio Yield	2,599,452	12.6%	12.4%

Coupon Amount (c, e, k)	1,280,872	6.7%	6.1%
Servicer Fee (f)	167,294	0.8%	0.8%
Other Payment Amounts (a, b, d)	1,501	0.0%	0.0%

Expenses Rate	1,449,667	7.5%	6.9%

Excess Spread	1,149,784	5.1%	5.5%

Turquoise Card Backed Securities plc — Servicer Report
Section 5
Series Account Information
SERIES 2007 — 1, For IPD Ending: 15 October 2007
A Account Movements

Account	Opening Balance	Transfers Out	Transfers In	Closing Balance
				30/09/2007
TCA — Divided	4,108,066	(4,108,066)	3,603,261	3,603,261
TCA — Undivided	8,211,854	(8,211,854)	7,240,522	7,240,522
Consideration A/c	0	(2,650,899)	2,650,899	0
Funding	0	(1,446,640)	1,446,640	0
Reserve Account	0	0	0	0
Spread Account	0	0	0	0
Loan Note Issuer	658	(5,418,553)	5,419,005	1,110
Issuer GBP	3,289	(2,763,733)	2,765,994	5,550
Issuer USD	0	(2,584,251)	2,584,251	0

Turquoise Card Backed Securities plc — Servicer Report
Section 6
Pay Out Events / Triggers
SERIES 2007 — 1, For IPD Ending: 15 October 2007
A Portfolio Yield and Expense Rate (Bloomberg Summary)

Deal Size	$500.00MM
Expected Maturity (MM/DD/YY)	06/15/10

Gross Yield	16.50%
Less:
Expense Rate	7.46%
Net Charge Off Rate	3.89%

Excess Spread Rate	5.14%
- 1 Month Previous	6.57%
- 2 months Previous	7.62%
- 3 Month Average (simple basis)	5.73%

Delinq 30 to 59 days	0.80%
60 to 89 days	0.56%
90+ days	1.36%

Principal Payment Rate	24.04%
B Quarterly Excess Spread

Regulated Amortisation Trigger	<0%
Regulated Amortisation	No
C Portfolio Minimum Balance Parameters

	Threshold	Passed?
Minimum Transferor Interest above amount agreed with Rating Agencies Portfolio Minimum	6%	Yes
Balance for a period of 30 consecutive days	2%	Yes

Minimum Aggregate Principal Receivables Above Zero	0	Yes
The undersigned is an Authorised Officer
To the knowledge of the undersigned, there are no Encumbrances or any Receivables in the Receivables Trust except as described below:
None
We confirm that no Trust Pay Out Event, Investor Pay Out Event or Series Pay Out Event has occurred as at the date hereof.
IN WITNESS WHEREOF, the undersigned has duly executed this certificate this 11th day of October, 2007.
Authorised signatory
HSBC Bank plc
as Servicer
By:
/s/ Andrew J Huke
Name: Andrew J Huke
Title: Senior Manager, Asset and Liability Management